UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4413

Exact name of registrant as specified in charter:	Delaware Group Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Growth Opportunities Fund

June 30, 2007

	Number of
	Shares	Value
Common Stock– 98.94%
Basic Industry/Capital Goods – 10.21%
Allegheny Technologies	116,200	$12,187,056
Joy Global	183,400	10,697,722
Manitowoc	134,600	10,819,148
†Mettler-Toledo International	90,800	8,672,308
*Oshkosh Truck	134,100	8,437,572
Roper Industries	78,600	4,488,060
*Trinity Industries	263,500	11,472,790
		66,774,656
Business Services – 6.89%
Dun & Bradstreet	83,000	8,547,340
Expeditors International Washington	227,400	9,391,620
†Fiserv	155,200	8,815,360
Paychex	237,200	9,279,264
*†WESCO International	149,000	9,007,050
		45,040,634
Consumer Durables – 1.81%
*†Activision	634,400	11,844,248
		11,844,248
Consumer Non-Durables – 12.44%
†Amazon.com	48,800	3,338,408
American Eagle Outfitters	217,800	5,588,748
†Coach	402,200	19,060,258
†Dick's Sporting Goods	76,200	4,432,554
Flowers Foods	197,400	6,585,264
*†J. Crew Group	165,700	8,962,713
Nordstrom	230,100	11,762,712
Staples	231,700	5,498,241
†Starbucks	241,600	6,339,584
*†Urban Outfitters	407,400	9,789,822
		81,358,304
Consumer Services – 7.34%
*Host Hotels & Resorts	260,670	6,026,690
International Game Technology	239,500	9,508,150
Marriott International Class A	296,000	12,799,040
*†National CineMedia	71,200	1,994,312
Starwood Hotels & Resorts Worldwide	178,000	11,938,460
*†Wynn Resorts	63,900	5,731,191
		47,997,843
Energy – 7.39%
*†Compagnie Generale de Geophysique-Veritas ADR	237,900	11,826,009
*†Helix Energy Solutions Group	191,700	7,650,747
†National Oilwell Varco	170,900	17,814,616
Smith International	188,400	11,047,776
		48,339,148
Financials – 9.57%
*†Affiliated Managers	95,700	12,322,332
AMBAC Financial	76,600	6,678,754
†E Trade Financial	280,600	6,198,454
†IntercontinentalExchange	21,200	3,134,420
Legg Mason	69,000	6,788,220
Lehman Brothers Holdings	142,200	10,596,744
†Oaktree Capital Group	138,000	5,692,500
People's United Financial	326,000	5,779,980
Zions Bancorp	70,200	5,399,082
		62,590,486

Health Care – 15.59%
*†Abraxis BioScience	284,400	6,322,212
†Barr Pharmaceuticals	200,400	10,066,092
Bausch & Lomb	174,400	12,110,336
†Biogen Idec	134,100	7,174,350
Dade Behring Holdings	189,100	10,044,992
†DaVita	127,300	6,858,924
†Express Scripts Class A	66,000	3,300,660
*†Hologic	37,500	2,074,125
*†Invitrogen	138,900	10,243,875
Manor Care	69,400	4,531,126
†Medco Health Solutions	130,500	10,177,695
*Omnicare	148,300	5,347,698
*†PDL BioPharma	173,700	4,047,210
*†Regeneron Pharmaceuticals	344,200	6,168,064
†Sepracor	84,100	3,449,782
		101,917,141
Technology – 26.63%
†Amdocs	168,600	6,713,652
†American Tower Class A	206,200	8,660,400
†Broadcom Class A	254,100	7,432,425
*†Ciena	213,857	7,726,653
†Citrix Systems	135,000	4,545,450
†F5 Networks	122,700	9,889,620
*†Focus Media Holding ADR	215,600	10,887,800
L-3 Communications Holdings	101,200	9,855,868
*†Logitech International	356,300	9,402,757
†MetroPCS Communications	111,500	3,683,960
†Microsemi	384,400	9,206,380
National Semiconductor	341,200	9,645,724
†NII Holdings	157,400	12,708,477
†Nuance Communications	406,400	6,799,072
*†NutriSystem	152,400	10,643,616
†Polycom	315,300	10,594,080
†Riverbed Technology	204,100	8,943,662
†salesforce.com	235,600	10,097,816
†SanDisk	153,200	7,497,608
*Satyam Computer Services ADR	371,500	9,198,340
		174,133,360
Transportation – 1.07%
*Hunt (J.B.) Transport Services	239,200	7,013,344
		7,013,344
Total Common Stock (cost $488,326,665)		647,009,164

	Principal
	Amount
^Discount Note – 4.27%
Federal Home Loan Bank 4.802% 7/2/07	$27,915,000	27,911,278
Total Discount Note (cost $27,911,278)		27,911,278

Total Value of Securities Before Securities Lending Collateral – 103.21%
(cost $516,237,943)		674,920,442

Securities Lending Collateral** – 21.97%
Short-Term Investments – 21.97%
Fixed Rate Notes – 8.42%
Abbey National 5.31% 7/2/07	5,652,561	5,652,561
American Express Centurion 5.32% 7/30/07	5,046,930	5,046,930
BNP Paribas 5.37% 7/2/07	2,287,941	2,287,941
Credit Agricole 5.31% 10/4/07	3,364,620	3,364,620
Den Danske Bank 5.38% 7/2/07	5,652,561	5,652,561
Fortis Bank 5.30% 7/23/07	3,028,158	3,028,158
HBOS Treasury Services 5.42% 7/2/07	5,652,561	5,652,561
ING Bank
5.31% 7/3/07	2,018,772	2,018,772
5.33% 7/9/07	3,364,620	3,364,620
M&T 5.34% 7/2/07	5,652,561	5,652,561
Royal Bank of Canada 5.31% 7/23/07	5,046,930	5,046,930
Societe Generale 5.33% 7/2/07	2,620,342	2,620,342
Union Bank of Switzerland 5.33% 7/2/07	5,652,561	5,652,561
		55,041,118

•Variable Rate Notes – 13.55%
ANZ National 5.32% 7/29/08	672,924	672,924
Australia New Zealand 5.34% 7/29/08	3,364,620	3,364,620
Bank of New York 5.32% 7/29/08	2,691,696	2,691,696
Bayerische Landesbank 5.37% 7/29/08	3,364,620	3,364,620
Bear Stearns 5.38% 12/28/07	4,710,467	4,710,467
BNP Paribas 5.33% 7/29/08	3,364,620	3,364,620
Calyon 5.33% 8/14/07	1,682,310	1,682,310
Canadian Imperial Bank
5.32% 7/29/08	2,355,234	2,355,234
5.33% 8/15/07	3,297,327	3,297,327
CDC Financial Products 5.43% 7/27/07	4,374,005	4,374,005
Citigroup Global Markets 5.45% 7/6/07	4,374,006	4,374,006
Commonwealth Bank 5.32% 7/29/08	3,364,620	3,364,620
Credit Suisse First Boston 5.32% 3/14/08	3,364,620	3,364,620
Deutsche Bank London
5.34% 8/20/07	4,710,467	4,710,467
5.34% 9/21/07	504,693	504,693
Dexia Bank 5.32% 9/28/07	4,710,458	4,710,235
Goldman Sachs Group 5.52% 6/27/08	3,970,251	3,970,251
Marshall & Ilsley Bank 5.32% 7/29/08	3,701,082	3,701,082
Morgan Stanley 5.56% 7/29/08	4,374,005	4,374,005
National Australia Bank 5.31% 7/29/08	4,172,128	4,172,128
National Rural Utilities 5.33% 7/29/08	5,316,099	5,316,099
Nordea Bank, Norge 5.33% 7/29/08	3,364,620	3,364,620
Royal Bank of Scotland Group 5.33% 7/29/08	3,364,620	3,364,620
Societe Generale 5.31% 7/29/08	1,682,310	1,682,310
Sun Trust Bank 5.33% 7/30/07	4,374,006	4,374,005
Wells Fargo 5.33% 7/29/08	3,364,620	3,364,620
		88,590,204
Total Securities Lending Collateral (cost $143,631,322)		143,631,322

Total Value of Securities – 125.18%
(cost $659,869,265)
818,551,764©
Obligation to Return Securities Lending Collateral** – (21.97%)		(143,631,322)
Liabilities Net of Receivables and Other Assets (See Notes) – (3.21%)		(21,022,525)
Net Assets Applicable to 25,700,316 Shares Outstanding – 100.00%		$653,897,917

†Non-income producing security for the period ended June 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of June 30, 2007.
*Fully or partially on loan.
**See Note 3 in "Notes".
©Includes $141,475,626 of securities loaned.
Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV – Delaware Growth Opportunities Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities Lending Collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$660,608,068
Aggregate unrealized appreciation	166,271,252
Aggregate unrealized depreciation	(8,327,556)
Net unrealized appreciation	$157,943,696

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of securities on loan was $141,475,626 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Subsequent Events
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware Large Cap Growth Fund

June 30, 2007

	Number of
	Shares	Value
Common Stock – 99.13%
Basic Industry/Capital Goods – 3.69%
Praxair	20,000	$1,439,800
		1,439,800
Business Services – 14.83%
Expeditors International Washington	30,000	1,239,000
Paychex	38,000	1,486,560
†Research in Motion	8,000	1,599,920
United Parcel Service Class B	20,000	1,460,000
		5,785,480
Consumer Non-Durables – 14.80%
Procter & Gamble	25,000	1,529,750
Staples	60,000	1,423,800
Walgreen	35,000	1,523,900
Wal-Mart Stores	27,000	1,298,970
		5,776,420
Consumer Services – 17.19%
†eBay	54,000	1,737,720
International Game Technology	36,000	1,429,200
†MGM MIRAGE	18,000	1,484,640
Weight Watchers International	22,000	1,118,480
Western Union	45,000	937,350
		6,707,390
Financials – 9.52%
Chicago Mercantile Exchange Holdings Class A	2,800	1,496,208
†IntercontinentalExchange	15,000	2,217,750
		3,713,958
Health Care – 15.76%
Allergan	25,000	1,441,000
†Genentech	22,000	1,664,520
UnitedHealth Group	33,000	1,687,620
†Zimmer Holdings	16,000	1,358,240
		6,151,380
Technology – 23.34%
†Crown Castle International	24,300	881,361
†Google Class A	3,800	1,988,844
†Intuit	50,000	1,504,000
QUALCOMM	52,000	2,256,280
†SanDisk	23,000	1,125,620
Seagate Technology	63,300	1,349,740
		9,105,845
Total Common Stock (cost $33,359,965)		38,680,273

Total Value of Securities – 99.13%
(cost $33,359,965)		38,680,273
Receivables and Other Assets Net of Liabilities (See Notes) – 0.87%		340,001
Net Assets Applicable to 5,392,965 Shares Outstanding – 100.00%		$39,020,274

†Non-income producing security for the period ended June 30, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV – Delaware Large Cap Growth Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$33,600,340
Aggregate unrealized appreciation	5,386,930
Aggregate unrealized depreciation	(306,997)
Net unrealized appreciation	$5,079,933

3. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each, a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

5. Subsequent Events
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

On August 16, 2007, the Board of Trustees responsible for the Fund approved a proposal to reorganize the Fund with and into Delaware U.S. Growth Fund (the Acquiring Fund), a series of Delaware Group Adviser Funds, subject to shareholder approval. The Board of Trustees responsible for the Acquiring Fund also approved the reorganization.

The Fund’s investment objective and policies are similar to those of the Acquiring Fund. The Fund seeks capital appreciation. The Acquiring Fund seeks long-term capital appreciation by investing in equity securities of companies the Acquiring Fund believes has the potential for sustainable free cash flow growth.

The Board of Trustees responsible for the Fund believes that the proposed reorganization will benefit shareholders of the Fund.

Effective as of the close of business on September 5, 2007, the Fund will be closed to new investors. Fund shareholders will receive a proxy statement/prospectus providing them with information about the Acquiring Fund and requesting their votes on the proposed reorganization of the Fund at a special meeting of shareholders to be held in late January, 2008. If approved, the reorganization is expected to take place in February, 2008. Additionally, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the proposed reorganization.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: